Stock Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stock Based Compensation

7.  Stock Based Compensation

2012 Stock Incentive Plan

On February 23, 2012, the Company approved the Board of Directors’ recommendation to adopt the 2012 Stock Incentive Plan (“2012 Plan”), which provides for 10,317,691 shares of the Company’s common stock, to be eligible for issuance to employees, officers, directors, consultants, agents, advisors, and independent contractors who provide services to the Corporation under the 2012 Plan.

The Company granted options to purchase 5,420,000 shares of common stock under the 2012 Plan to its officers, directors and employees during the three-months ended March 31, 2012. The options had exercise prices ranging from $0.60 to $0.63 per share and a grant date fair value ranging from $0.35 to $0.56 per option. The options expire two to ten years from the date of grant.

The weighted average grant date fair value of options granted during 2011 were estimated on the date of grant using the Black-Scholes option-pricing model with the assumptions noted in the following table. Expected volatility was estimated using the average volatility rates of several public companies that management considers industry peers in a similar life-cycle phase, and a weighted component volatility of the Company. The expected term of the options represents the period of time that options granted are expected to be outstanding and is derived from historical terms.

Risk-free interest rate	1.04%
Expected life (years)	2 - 10
Expected volatility	109%
Dividend yield	-

A summary of option activity and changes under the 2012 Plan as of March 31, 2012 and during the period is presented below:

			Weighted Average
	Number of	Weighted Average	Remaining Contractual	Aggregate
	Shares	Exercise Price	Term (Years)	Intrinsic Value
Outstanding at December 31, 2011	-	$-	-
Granted	5,420,000	0.60	9.62
Exercised	-	-	-
Expired	-	-	-
Forfeited	-	-	-
Outstanding at March 31, 2012	5,420,000	$0.60	9.62	$53,600

Exercisable at March 31, 2012	10,000	$0.60	1.90	$-

The compensation expense recognized under the Plan was $90,774 for the three-months ended March 31, 2012. As of March 31, 2012, there was $3,016,424 of total unrecognized compensation cost related to non-vested equity-based compensation arrangements granted under the Plan. That cost is expected to be recognized over the remaining vesting period of 35 months.

Other

At March 31, 2012, GP had outstanding options to purchase 466,667 Class A units of GP under its 2010 Stock Option Plan. In addition, GP had outstanding warrants to purchase 437,500 Class A units of GP. GP recorded an equity compensation charge of $27,879 related to these options and warrants during the three-months ended March 31, 2011. Since the employees and consultants to whom these options and warrants were granted continue to provide services to the Company, the Company recorded an equity compensation charge of $28,582 during the three-months ended March 31, 2012. The remaining unrecognized compensation cost of $192,098 related to non-vested equity-based compensation arrangements granted by GP will continue to be recognized by the Company over the remaining vesting period of 32 months.

As of March 31, 2012, NorWesTech, Inc. (predecessor) had 300,000 options outstanding under its 2005 Stock Incentive Plan. In accordance with the terms of the Asset Contribution Agreement, these options became fully vested and exercisable as of the date of the transaction (February 23, 2012). Due to the immediate vesting provision, and since these employees no longer provide services to the Company, the Company recorded a charge in the amount of $98,190 during the three-months ended March 31, 2012. There is no remaining unrecognized compensation charge related to these options.

8. Stock Based Compensation

On October 1, 2010, GP established the 2010 Stock Option Plan (the "Plan”). The Plan provides for the issuance of options to purchase units, for the purposes of offering incentive options to employees and non-statutory options to employees and consultants. Options become exercisable over various vesting periods depending on the nature of the grant, not to exceed five (5) years from the date of grant. Certain option awards provide for accelerated vesting if there is a change in control (as defined).

At December 31, 2011 and 2010, GP had outstanding options to purchase 472,500 and 252,500 Class A units of GP, respectively, under its 2010 Stock Option Plan. In addition, GP had outstanding warrants to purchase 437,500 and 0 Class A units of GP as of December 31, 2011 and 2010, respectively. GP recorded an equity compensation charge of $165,789 related to these options and warrants during the year ended December 31, 2011, $0 for the period January 1, 2010 to May 5, 2010, and $9,549 for the period May 6, 2010 to December 31, 2010. The remaining unrecognized compensation cost of $214,896 at December 31, 2011 related to non-vested equity-based compensation arrangements granted by GP will continue to be recognized by the Company over the remaining vesting period of 35 months.